                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-CSR/A

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05400

Morgan Stanley Government Income Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
           (Address of principal executive offices)                 (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2004

Date of reporting period: September 30, 2004

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Government Income Trust performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Trust's financial statements and a list of Trust investments.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Trust will achieve its investment objective. The Trust is subject to market risk, which is the possibility that market values of securities owned by the Trust will decline and, therefore, the value of the Trust shares may be less than what you paid for them. Accordingly, you can lose money investing in this Trust.

FUND REPORT

For the year ended September 30, 2004

MARKET CONDITIONS

Over the 12 months under review, bond investors were faced with a substantial amount of contradictory data. At the beginning of the review period, market levels indicated that investors expected the Federal Open Market Committee (the "Fed") to keep rates low. During this time, investors' attitudes were greatly influenced by continued weak employment growth, terrorism threats and deflationary pressures. This pattern held until April, when a strong March employment report as well as upward revisions to previously released reports, and rising oil prices led investors to the conclusion that the Fed would move to raise rates sooner than had been expected.

The Fed responded by signaling a shift in its stance and by increasing the federal funds target rate. The Fed subsequently did so in 25-basis-point increments in its June, August and September meetings, and indicated that increases were likely to continue at this "measured" pace. The market didn't react dramatically to these increases, since it had already priced them in, and yields went on to drift lower over the final months of the period due to signs of continuing softness in the economy.

Against this shifting backdrop, performance was varied across the major segments of the bond market. Mortgage-backed securities (MBSs) lagged treasuries because of their sensitivity to high prepayment levels among mortgage holders. Treasuries and agencies provided the least performance among major bond sectors, thanks to their relative lack of yield and high sensitivity to shifting rates.

PERFORMANCE ANALYSIS

For the 12-month period ended September 30, 2004, the net asset value (NAV) of Morgan Stanley Government Income Trust (GVT) decreased from $9.96 to $9.85 per share. Based on this change plus the reinvestment of dividends totaling $0.405 per share and long-term capital gains of $0.023612 per share, the Trust's total NAV return was 3.75 percent. GVT's value on the New York Stock Exchange (NYSE) increased from $8.96 to $8.97 per share during the same period. Based on this change plus the reinvestment of dividends and distributions, GVT's total market return was 5.02 percent. GVT's share price was trading at an 8.93 percent discount to its NAV on September 30, 2004. Monthly dividends for the fourth quarter of 2004, declared in September, remained unchanged at $0.035 per share to reflect the Trust's current and projected earnings level. Past performance is no guarantee of future results.

While MBSs lagged Treasuries slightly at the sector level, the Trust's MBS positions were a net positive, thanks to its coupon strategy. Over the course of the review period, the portfolio remained focused on higher-coupon MBSs, which tend to be less sensitive to rising interest rates. As a result, its MBS holdings outperformed their lower-coupon peers and added to the Trust's yield. The Trust also benefited from its underweighting in agency securities. These bonds underperformed MBSs generally and also suffered from widening yield spreads relative to Treasuries.

The Trust's interest-rate strategy was less supportive of performance during the period. The sustained low level of interest rates led us to position the portfolio to mitigate a potential rise in interest rates. This approach led us to maintain the Trust's interest-rate sensitivity below that of the market, a stance which limited its participation in the bond rallies that characterized the brief periods of falling rates during the year.

The Trust's procedure for reinvestment of all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Trust's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

There is no guarantee that any securities mentioned will continue to perform well or be held by the Fund in the future.

   PORTFOLIO COMPOSITION*
   U.S. Government Obligations                         38.4%
   U.S. Government Agencies -- Mortgage-Backed         31.6
   U.S. Government Agencies -- Bonds & Notes           21.3
   Short-Term Investments                               7.8
   U.S. Government Agencies -- CMO                      0.9

   LONG-TERM CREDIT ANALYSIS
   AAA                                               100%

Data as of September 30, 2004. Subject to change daily. All percentages for portfolio composition are as a percentage of total investments and all percentages for long-term credit analysis are as a percentage of total long-term investments. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

* The Trust has outstanding short futures contracts with an underlying face amount of $76,355,673 with net unrealized depreciation of $579,576.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102. YOU MAY OBTAIN COPIES OF A FUND'S FISCAL QUARTER FILINGS BY CONTACTING MORGAN STANLEY CLIENT RELATIONS AT (800) 869-NEWS.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF (1) THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES AND (2) HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED SEPTEMBER 30, 2004, IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT HTTP://WWW.SEC.GOV.

Morgan Stanley Government Income Trust
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004

PRINCIPAL                           DESCRIPTION
AMOUNT IN                               AND                               COUPON
THOUSANDS                          MATURITY DATE                           RATE        VALUE
------------------------------------------------------------------------------------------------
            U.S. Government Obligations (46.1%)
            U.S. Treasury Bonds
 $ 8,500    02/15/29....................................................   5.250%  $  8,851,628
   1,200    08/15/29....................................................   6.125      1,398,892
  12,300    02/15/25....................................................   7.625     16,626,144
  28,200    08/15/19 - 08/15/21.........................................   8.125     39,100,850
   8,600    02/15/20....................................................   8.50      12,184,454
   7,240    08/15/20....................................................   8.75      10,497,153
            U.S. Treasury Notes
   8,000    02/15/13....................................................   3.875      7,952,504
   4,000    08/15/11....................................................   5.00       4,300,160
   6,600    11/15/04....................................................   5.875      6,635,838
   5,500    02/15/10....................................................   6.50       6,312,542
  20,560    05/15/05....................................................   6.75      21,155,932
  14,350    02/15/05....................................................   7.50      14,651,580
            U.S. Treasury Strip
  13,400    02/15/25....................................................   0.00       4,653,056
                                                                                   ------------
            Total U.S. Government Obligations (Cost $147,524,845)...............    154,320,733
                                                                                   ------------
            U.S. Government Agencies - Mortgage-Backed Securities (37.9%)
            Federal Home Loan Mortgage Corp. (6.3%)
   8,950    *...........................................................   5.50       9,243,672
   1,350    *...........................................................   6.00       1,394,297
     150    *...........................................................   6.50         157,359
     926    07/01/28 - 02/01/33.........................................   6.50         972,375
   5,851    10/01/26 - 05/01/33.........................................   7.50       6,281,378
     592    11/01/23 - 02/01/31.........................................   8.00         644,652
     746    12/01/18 - 02/01/19.........................................   9.50         840,257
     993    10/01/09 - 08/01/20.........................................  10.00       1,116,146
     518    08/01/14 - 05/01/19.........................................  10.50         585,641
                                                                                   ------------
                                                                                     21,235,777
                                                                                   ------------
            Federal Home Loan Mortgage Corp. ARM (1.1%)
   1,172    07/01/34....................................................   3.637      1,187,868
   2,514    08/01/34....................................................   4.182      2,531,120
                                                                                   ------------
                                                                                      3,718,988
                                                                                   ------------
            Federal National Mortgage Assoc. (24.1%)
  12,550    *...........................................................   5.50      12,875,266
   5,200    *...........................................................   6.00       5,378,750
  34,540    *...........................................................   6.50      36,148,269
   3,195    06/01/29 - 06/01/34.........................................   6.50       3,355,124
  10,229    10/01/13 - 10/01/33.........................................   7.00      10,856,161

                       See Notes to Financial Statements

Morgan Stanley Government Income Trust
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 continued

PRINCIPAL                           DESCRIPTION
AMOUNT IN                               AND                               COUPON
THOUSANDS                          MATURITY DATE                           RATE        VALUE
------------------------------------------------------------------------------------------------
 $ 5,712    01/01/22 - 05/01/32.........................................   7.50%   $  6,131,680
   4,556    12/01/21 - 02/01/32.........................................   8.00       4,965,530
     535    08/01/17 - 05/01/25.........................................   8.50         590,518
      59    09/01/13 - 07/01/23.........................................   9.00          65,718
     187    06/01/18 - 01/01/21.........................................   9.50         211,228
                                                                                   ------------
                                                                                     80,578,244
                                                                                   ------------
            Federal National Mortgage Assoc. ARM (1.9%)
   1,263    07/01/34....................................................   3.73       1,265,919
   1,700    09/01/34....................................................   4.111      1,725,500
   1,500    10/01/34....................................................   4.237      1,526,542
   1,650    10/01/34....................................................   4.269      1,679,906
                                                                                   ------------
                                                                                      6,197,867
                                                                                   ------------
            Government National Mortgage Assoc. (4.5%)
   3,650    *...........................................................   5.50       3,712,734
   2,496    03/15/26 - 03/15/29.........................................   6.00       2,598,555
   2,628    03/20/26 - 08/15/29.........................................   6.50       2,777,003
   1,192    12/15/22 - 11/20/29.........................................   7.50       1,286,875
   1,394    11/15/15 - 01/15/30.........................................   8.00       1,526,716
   2,239    04/15/21 - 11/15/24.........................................   8.50       2,476,235
     641    04/15/17 - 02/15/25.........................................   9.00         723,073
      61    12/15/19 - 08/15/20.........................................   9.50          68,731
                                                                                   ------------
                                                                                     15,169,922
                                                                                   ------------
            Total U.S. Government Agencies - Mortgage-Backed Securities (Cost
            $124,850,195).......................................................    126,900,798
                                                                                   ------------
            U.S. Government Agencies - Bonds & Notes (25.5%)
            Federal Home Loan Mortgage Corp.
  34,300    08/15/06....................................................   2.75      34,296,982
  10,400    04/15/09....................................................   3.00      10,140,478
   7,550    09/15/09....................................................   6.625      8,525,603
   1,165    03/15/31....................................................   6.75       1,395,334
   7,550    03/15/10....................................................   7.00       8,704,478
            Federal National Mortgage Assoc.
   1,185    11/15/30....................................................   6.625      1,385,967
   8,050    06/15/10....................................................   7.125      9,350,558
   7,550    01/15/10....................................................   7.25       8,765,172
            Tennessee Valley Authority
   2,235    05/01/30....................................................   7.125      2,774,735
                                                                                   ------------
            Total U.S. Government Agencies - Bonds & Notes (Cost $84,295,060)...     85,339,307
                                                                                   ------------

                       See Notes to Financial Statements
 6

Morgan Stanley Government Income Trust
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 continued

PRINCIPAL                           DESCRIPTION
AMOUNT IN                               AND                               COUPON
THOUSANDS                          MATURITY DATE                           RATE        VALUE
------------------------------------------------------------------------------------------------
            U.S. Government Agency - Collaterized Mortgage Obligation (1.1%)
 $ 3,598    Federal National Mortgage Assoc. 2002-77 FH
              12/18/32 (Cost $3,613,419)................................   2.21%   $  3,613,533
                                                                                   ------------
            Short-Term Investments (9.3%)
            Repurchase Agreement (9.1%)
  30,313    Joint repurchase agreement account due 10/01/04 (dated
              09/30/04; proceeds $30,314,541) (a) (Cost $30,313,000)....   1.83      30,313,000
                                                                                   ------------
            U.S. Government Obligation (b) (0.2%)
     800    U.S. Treasury Bill due 03/24/05**
              (Cost $792,673)...........................................   1.895        792,673
                                                                                   ------------
            Total Short-Term Investments (Cost $31,105,673).....................     31,105,673
                                                                                   ------------

            Total Investments (Cost $391,389,192) (c)(d)...................   119.9%                401,280,044

            Liabilities in Excess of Other Assets..........................   (19.9)                (66,565,987)
                                                                              -----                ------------
            Net Assets.....................................................   100.0%               $334,714,057
                                                                              =====                ============

---------------------

    ARM  Adjustable Rate Mortgage.
     * Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date;
         the actual principal amount and maturity date will be determined upon settlement.
    ** A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $479,350.
    (a) Collateralized by federal agency and U.S. Treasury obligations.
    (b) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
    (c) Securities have been designated as collateral in an amount equal to $144,387,943 in connection with securities purchased on a forward commitment basis and open futures contracts.
    (d) The aggregate cost for federal income tax purposes is $401,612,208. The aggregate gross unrealized appreciation is $3,117,846 and the aggregate gross unrealized depreciation is $3,450,010, resulting in net unrealized depreciation of $332,164.

                       See Notes to Financial Statements

Morgan Stanley Government Income Trust
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 continued

FUTURES CONTRACTS OPEN AT SEPTEMBER 30, 2004:

                              DESCRIPTION,        UNDERLYING      UNREALIZED
NUMBER OF                    DELIVERY MONTH      FACE AMOUNT     APPRECIATION
CONTRACTS     SHORT             AND YEAR           AT VALUE     (DEPRECIATION)
---------   ----------   ----------------------  ------------   --------------
   327       Short       U.S. Treasury Notes 5
                          Year, December 2004    $(36,215,250)    $(349,246)
   128       Short       U.S. Treasury Notes 10
                          Year, December 2004    (14,416,000)      (197,344)
    83       Short       U.S. Treasury Notes 2
                          Year, December 2004    (17,532,454)         1,240
    73       Short       U.S. Treasury Bonds 20
                          Year, December 2004     (8,191,969)       (34,226)
                                                                  ---------
            Net unrealized depreciation......................     $(579,576)
                                                                  =========

                       See Notes to Financial Statements
 8

Morgan Stanley Government Income Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
September 30, 2004

Assets:
Investments in securities, at value
  (cost $391,389,192).......................................  $401,280,044
Receivable for:
    Interest................................................     2,764,902
    Principal paydowns......................................       122,453
    Investments sold........................................        46,883
    Variation margin........................................        41,875
Prepaid expenses and other assets...........................        16,453
                                                              ------------
    Total Assets............................................   404,272,610
                                                              ------------
Liabilities:
Payable for:
    Investments purchased...................................    69,089,517
    Investment management fee...............................       187,340
    Shares of beneficial interest repurchased...............       115,041
Accrued expenses and other payables.........................       166,655
                                                              ------------
    Total Liabilities.......................................    69,558,553
                                                              ------------
    Net Assets..............................................  $334,714,057
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $334,340,180
Net unrealized appreciation.................................     9,311,276
Dividends in excess of net investment income................    (4,720,604)
Accumulated net realized loss...............................    (4,216,795)
                                                              ------------
    Net Assets..............................................  $334,714,057
                                                              ============
Net Asset Value Per Share
33,993,474 shares outstanding (unlimited shares authorized
of $.01 par value)..........................................         $9.85
                                                              ============

                       See Notes to Financial Statements

Morgan Stanley Government Income Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the year ended September 30, 2004

Net Investment Income:
Interest Income.............................................  $12,629,269
                                                              -----------
Expenses
Investment management fee...................................    2,043,402
Transfer agent fees and expenses............................      150,797
Custodian fees..............................................       82,988
Shareholder reports and notices.............................       79,293
Professional fees...........................................       52,292
Registration fees...........................................       20,841
Trustees' fees and expenses.................................       12,741
Other.......................................................       26,229
                                                              -----------
    Total Expenses..........................................    2,468,583
                                                              -----------
    Net Investment Income...................................   10,160,686
                                                              -----------
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
  Investments...............................................    3,380,462
  Futures contracts.........................................   (1,974,573)
                                                              -----------
    Net Realized Gain.......................................    1,405,889
                                                              -----------
Net Change in Unrealized Appreciation/Depreciation on:
  Investments...............................................   (2,008,511)
  Futures contracts.........................................      242,149
                                                              -----------
    Net Depreciation........................................   (1,766,362)
                                                              -----------
    Net Loss................................................     (360,473)
                                                              -----------
Net Increase................................................  $ 9,800,213
                                                              ===========

                       See Notes to Financial Statements
 10

Morgan Stanley Government Income Trust
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                 FOR THE YEAR         FOR THE YEAR
                                                                    ENDED                ENDED
                                                              SEPTEMBER 30, 2004   SEPTEMBER 30, 2003
                                                              ------------------   ------------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................     $ 10,160,686         $ 10,992,901
Net realized gain...........................................        1,405,889            2,933,087
Net change in unrealized appreciation/depreciation..........       (1,766,362)          (4,487,200)
                                                                 ------------         ------------
    Net Increase............................................        9,800,213            9,438,788
                                                                 ------------         ------------
Dividends and Distributions to Shareholders from:
Net investment income.......................................      (14,016,707)         (15,688,018)
Net realized gain...........................................         (826,058)           --
                                                                 ------------         ------------
    Total Dividends and Distributions.......................      (14,842,765)         (15,688,018)
                                                                 ------------         ------------

Decrease from transactions in shares of beneficial
  interest..................................................      (10,715,653)         (16,118,013)
                                                                 ------------         ------------
    Net Decrease............................................      (15,758,205)         (22,367,243)
Net Assets:
Beginning of period.........................................      350,472,262          372,839,505
                                                                 ------------         ------------
End of Period
(Including dividends in excess of net investment income of
$4,720,604 and $2,684,446, respectively)....................     $334,714,057         $350,472,262
                                                                 ============         ============

                       See Notes to Financial Statements

Morgan Stanley Government Income Trust
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2004

1. Organization and Accounting Policies

Morgan Stanley Government Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's primary investment objective is to provide as high a level of current income as is consistent with prudent investment and as a secondary objective, capital appreciation. The Trust commenced operations on February 29, 1988.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) certain portfolio securities may be valued by an outside pricing service approved by the Trust's Trustees; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trust's Trustees; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Trust, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Trust may also invest directly with institutions in repurchase agreements. The Trust's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon

Morgan Stanley Government Income Trust
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2004 continued

entering into such a contract, the Trust is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Trust as unrealized gains and losses. Upon closing of the contract, the Trust realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Federal Income Tax Policy -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement, the Trust pays the Investment Manager a management fee, accrued weekly and payable monthly, by applying the annual rate of 0.60% to the Trust's weekly net assets.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the year ended September 30, 2004 aggregated $930,461,087 and $873,012,296, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, is the Trust's transfer agent. At September 30, 2004, the Trust had transfer agent fees and expenses payable of $11,000.

The Trust has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the year ended September 30, 2004 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,505. At September 30,

Morgan Stanley Government Income Trust
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2004 continued

2004, the Trust had an accrued pension liability of $61,002 which is included in accrued expenses in the Statement of Assets and Liabilities.

On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003 and effective April 1, 2004, the Trust began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Trust.

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                           PAR VALUE    EXCESS OF
                                                                SHARES     OF SHARES    PAR VALUE
                                                              ----------   ---------   ------------
Balance, September 30, 2002.................................  36,957,349   $369,573    $360,804,273
Treasury shares purchased and retired (weighted average
  discount 8.435%)*.........................................  (1,761,275)   (17,613)    (16,100,400)
                                                              ----------   --------    ------------
Balance, September 30, 2003.................................  35,196,074    351,960     344,703,873
Treasury shares purchased and retired (weighted average
  discount 8.93%)*..........................................  (1,202,600)   (12,026)    (10,703,627)
                                                              ----------   --------    ------------
Balance, September 30, 2004.................................  33,993,474   $339,934    $334,000,246
                                                              ==========   ========    ============

---------------------
   * The Trustees have voted to retire the shares purchased.

5. Dividends

On September 28, 2004, the Trust declared the following dividends from net investment income:

   AMOUNT          RECORD             PAYABLE
  PER SHARE         DATE               DATE
  ---------   -----------------  -----------------
   $0.035      October 8, 2004   October 22, 2004
   $0.035     November 5, 2004   November 19, 2004
   $0.035     December 10, 2004  December 23, 2004

Morgan Stanley Government Income Trust
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2004 continued

6. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                                                 FOR THE YEAR         FOR THE YEAR
                                                                    ENDED                ENDED
                                                              SEPTEMBER 30, 2004   SEPTEMBER 30, 2003
                                                              ------------------   ------------------
Ordinary income.............................................     $14,016,707          $15,688,018
Long-term capital gains.....................................         826,058                   --
                                                                 -----------          -----------
Total distributions.........................................     $14,842,765          $15,688,018
                                                                 ===========          ===========

As of September 30, 2004, the tax-basis components of accumulated earnings were as follows:

Undistributed ordinary income...............................  $1,091,868
Undistributed long-term gains...............................     207,815
                                                              ----------
Net accumulated earnings....................................   1,299,683
Post-October losses.........................................    (532,640)
Temporary differences.......................................     (61,002)
Net unrealized depreciation.................................    (332,164)
                                                              ----------
Total accumulated earnings..................................  $  373,877
                                                              ==========

As of September 30, 2004, the Trust had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Trust's next taxable year), book amortization of premiums on debt securities, mark-to-market of open futures contracts and deferred losses on straddles and permanent book/tax differences attributable to losses on paydowns and tax adjustments on debt securities sold by the Trust. To reflect reclassifications arising from the permanent differences, accumulated net realized loss was charged and dividends in excess of net investment income was credited $1,819,863.

Morgan Stanley Government Income Trust
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2004 continued

7. Purposes of and Risks Relating to Certain Financial Instruments

To hedge against adverse interest rate risk, the Trust may purchase and sell interest rate futures contracts ("futures contracts").

Futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Morgan Stanley Government Income Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                               FOR THE YEAR ENDED SEPTEMBER 30
                                                            ---------------------------------------------------------------------
                                                              2004           2003           2002           2001           2000
                                                            ---------      ---------      ---------      ---------      ---------
Selected Per Share Data:
Net asset value, beginning of period......................  $    9.96      $   10.09      $    9.74      $    9.18      $    9.13
                                                            ---------      ---------      ---------      ---------      ---------
Income (loss) from investment operations:
    Net investment income*................................       0.29           0.30           0.26(1)        0.54           0.54
    Net realized and unrealized gain (loss)...............       0.00          (0.04)          0.55(1)        0.54           0.01
                                                            ---------      ---------      ---------      ---------      ---------
Total income from investment operations...................       0.29           0.26           0.81           1.08           0.55
                                                            ---------      ---------      ---------      ---------      ---------
Less dividends and distributions from:
  Net investment income...................................      (0.41)         (0.43)         (0.49)         (0.54)         (0.54)
  Net realized gain.......................................      (0.02)            --             --             --             --
                                                            ---------      ---------      ---------      ---------      ---------
Total dividends and distributions.........................      (0.43)         (0.43)         (0.49)         (0.54)         (0.54)
                                                            ---------      ---------      ---------      ---------      ---------
Anti-dilutive effect of acquiring treasury shares*........       0.03           0.04           0.03           0.02           0.04
                                                            ---------      ---------      ---------      ---------      ---------
Net asset value, end of period............................  $    9.85      $    9.96      $   10.09      $    9.74      $    9.18
                                                            =========      =========      =========      =========      =========
Market value, end of period...............................  $    8.97      $    8.96      $    9.29      $    9.11      $    8.25
                                                            =========      =========      =========      =========      =========
Total Return+.............................................       5.02%          1.13%          7.67%         17.44%          6.80%
Ratios to Average Net Assets:
Expenses..................................................       0.72%          0.71%          0.69%          0.71%          0.70%
Net investment income.....................................       2.98%          3.04%          2.71%(1)       5.75%          6.21%
Supplemental Data:
Net assets, end of period, in thousands...................   $334,714       $350,472       $372,840       $376,708       $366,783
Portfolio turnover rate...................................        258%           312%           122%           105%             7%

---------------------

     * The per share amounts were computed using an average number of shares outstanding during the period.
     + Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total return does not reflect brokerage commissions.
    (1) Effective October 1, 2002, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the year ended September 30, 2002 was to decrease net investment income and increase net realized and unrealized gain by $0.22; and decrease the ratio of net investment income to average net assets by 2.28%. The Financial
         Highlights data presented in this table for prior periods has not been restated to reflect this change.

                       See Notes to Financial Statements

Morgan Stanley Government Income Trust
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Morgan Stanley Government Income Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Government Income Trust (the "Trust"), including the portfolio of investments, as of September 30, 2004, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Government Income Trust as of September 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
November 15, 2004

                      2004 FEDERAL TAX NOTICE (UNAUDITED)

         During the fiscal year ended September 30, 2004, the Trust paid to its shareholders $0.024 per share from long-term capital gains.

         Additionally, of the Trust's ordinary income dividends paid during the fiscal year ended September 30, 2004, 65.22% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.
 18

Morgan Stanley Government Income Trust
REVISED INVESTMENT POLICY

The Trustees approved the following investment policies:

COLLATERALIZED MORTGAGE OBLIGATIONS. Collateralized mortgage obligations ("CMOs") are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collectively "Mortgage Assets"). Payments of principal and interest on the Mortgage Assets and any reinvestment income are used to make payments on the CMOs. CMOs are issued in multiple classes. Each class has a fixed or floating rate of interest and a stated maturity or final distribution date. The principal and interest on the Mortgage Assets may be allocated among the classes in a number of different ways. Certain classes will, as a result of the allocation, have more predictable cash flows than others. As a general matter, the more predictable the cash flow, the lower the yield relative to other Mortgage Assets. The less predictable the cash flow, the higher the yield and the greater the risk. The Fund may invest in any class of CMO. The principal and interest on the Mortgage Assets comprising a CMO may be allocated among the several classes of a CMO in many ways. The general goal in allocating cash flows on Mortgage Assets to the various classes of a CMO is to create certain tranches on which the expected cash flows have a higher degree of predictability than do the underlying Mortgage Assets. As a general matter, the more predictable the cash flow is on a particular CMO tranche, the lower the anticipated yield on that tranche at the time of issue will be relative to the prevailing market yields on the Mortgage Assets. As part of the process of creating more predictable cash flows on certain tranches of a CMO, one or more tranches generally must be created that absorb most of the changes in the cash flows on the underlying Mortgage Assets. The yields on these tranches are generally higher than prevailing market yields on other mortgage related securities with similar average lives. Principal prepayments on the underlying Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Because of the uncertainty of the cash flows on these tranches, the market prices and yields of these tranches are more volatile and may increase or decrease in value substantially with changes in interest rates and/or the rates of prepayment. Due to the possibility that prepayments (on home mortgages and other collateral) will alter the cash flow on CMOs, it is not possible to determine in advance the final maturity date or average life. Faster prepayment will shorten the average life and slower prepayments will lengthen it. In addition, if the collateral securing CMOs or any third-party guarantees are insufficient to make payments, the Fund could sustain a loss.

The Trust may invest in inverse floating rate obligations ("inverse floaters"). Inverse floaters are classes of CMOs that have coupon rates that vary inversely (sometimes at a multiple) to another specified floating rate such as LIBOR (London Inter-Bank Offered Rate). If the specified reference rate rises, the coupon rate of the inverse floater falls, while a decrease in the referenced rate causes an

Morgan Stanley Government Income Trust
REVISED INVESTMENT POLICY continued

increase in the inverse floater coupon rate. Inverse floaters are extremely sensitive to prepayment levels as well as changes in interest rate levels. As a result, higher or lower rates of prepayment than that anticipated and/or adverse changes in interest rates could cause inverse floaters to decline in value substantially.

In addition, the Trust may purchase stripped mortgage-backed securities, which are usually structured in two classes. One class entitles the holder to receive all or most of the interest but little or none of the principal of a pool of Mortgage Assets (the interest-only or "IO" Class), while the other class entitles the holder to receive all or most of the principal but little or none of the interest (the principal-only or "PO" Class). IOs tend to decrease in value substantially if interest rates decline and prepayment rates become more rapid. POs tend to decrease in value substantially if interest rates increase and the rate of repayment decreases.

COMMERCIAL MORTGAGE-BACKED SECURITIES. Commercial mortgage-backed securities ("CMBS") are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of their remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan or sale of the property. An extension of a final payment on commercial mortgages will increase the average life of the CMBS, generally resulting in lower yield for discount bonds and a higher yield for premium bonds. CMBS are subject to credit risk and prepayment risk. The Trust invests in CMBS that are rated in the top rating category by a nationally-recognized statistical rating organization (e.g., AAA by S&P or Aaa by Moody's). Although prepayment risk is present, it is of a lesser degree in the CMBS than in the residential mortgage market; commercial real estate property loans often contain provisions which substantially reduce the likelihood that such securities will be prepaid (e.g., significant prepayment penalties on loans and, in some cases, prohibition on principal payments for several years following origination).

SWAPS. Swap transactions are contracts in which the Trust agrees to exchange the return or interest rate on one instrument for the return or interest rate on another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A "specified index" may include currencies, interest rates, fixed-income indices, securities indices, or total return on interest rate indices. Swaps may be used to manage the maturity and duration of a fixed-income portfolio, or to gain exposure to a market without directly investing in securities traded in that market. Currency swaps generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in

Morgan Stanley Government Income Trust
REVISED INVESTMENT POLICY continued

another currency. Interest rate caps, floors and collars are swaps in which one party pays a single or periodic fixed amount or premium and the other party pays periodic amounts based on the movement of a specified index.

Swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments that the Trust is contractually obligated to make, or, in the case of the other party to a swap defaulting, the net amount of payments that the Trust is contractually entitled to receive. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Trust may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Morgan Stanley Government Income Trust
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                                                        Number of
                                                                                                      Portfolios in
                                         Position(s)  Term of Office                                  Fund Complex
       Name, Age and Address of           Held with   and Length of   Principal Occupation(s) During   Overseen by
          Independent Trustee            Registrant    Time Served*           Past 5 Years**           Trustee***
---------------------------------------  -----------  --------------  ------------------------------  -------------
Michael Bozic (63)                       Trustee      Since April     Private Investor; Director or        208
c/o Kramer Levin Naftalis & Frankel LLP               1994            Trustee of the Retail Funds
Counsel to the Independent Trustees                                   (since April 1994) and the
919 Third Avenue                                                      Institutional Funds (since
New York, NY                                                          July 2003); formerly Vice
                                                                      Chairman of Kmart Corporation
                                                                      (December 1998-October 2000),
                                                                      Chairman and Chief Executive
                                                                      Officer of Levitz Furniture
                                                                      Corporation (November
                                                                      1995-November 1998) and
                                                                      President and Chief Executive
                                                                      Officer of Hills Department
                                                                      Stores (May 1991-July 1995);
                                                                      formerly variously Chairman,
                                                                      Chief Executive Officer,
                                                                      President and Chief Operating
                                                                      Officer (1987-1991) of the
                                                                      Sears Merchandise Group of
                                                                      Sears, Roebuck & Co.


Edwin J. Garn (71)                       Trustee      Since January   Managing Director of Summit          208
c/o Summit Ventures LLC                               1993            Ventures LLC; Director or
1 Utah Center                                                         Trustee of the Retail Funds
201 S. Main Street                                                    (since January 1993) and the
Salt Lake City, UT                                                    Institutional Funds (since
                                                                      July 2003); member of the Utah
                                                                      Regional Advisory Board of
                                                                      Pacific Corp.; formerly United
                                                                      States Senator (R-Utah) (1974-
                                                                      1992) and Chairman, Senate
                                                                      Banking Committee (1980-1986),
                                                                      Mayor of Salt Lake City, Utah
                                                                      (1971-1974), Astronaut, Space
                                                                      Shuttle Discovery (April
                                                                      12-19, 1985), and Vice
                                                                      Chairman, Huntsman Corporation
                                                                      (chemical company).


Wayne E. Hedien (70)                     Trustee      Since           Retired; Director or Trustee         208
c/o Kramer Levin Naftalis & Frankel LLP               September 1997  of the Retail Funds (since
Counsel to the Independent Trustees                                   September 1997) and the
919 Third Avenue                                                      Institutional Funds (since
New York, NY                                                          July 2003); formerly
                                                                      associated with the Allstate
                                                                      Companies (1966-1994), most
                                                                      recently as Chairman of The
                                                                      Allstate Corporation (March
                                                                      1993-December 1994) and
                                                                      Chairman and Chief Executive
                                                                      Officer of its wholly-owned
                                                                      subsidiary, Allstate Insurance
                                                                      Company (July 1989-December
                                                                      1994).


       Name, Age and Address of
          Independent Trustee            Other Directorships Held by Trustee
---------------------------------------  -----------------------------------
Michael Bozic (63)                       Director of Weirton Steel
c/o Kramer Levin Naftalis & Frankel LLP  Corporation.
Counsel to the Independent Trustees
919 Third Avenue
New York, NY

Edwin J. Garn (71)                       Director of Franklin Covey (time
c/o Summit Ventures LLC                  management systems), BMW Bank of
1 Utah Center                            North America, Inc. (industrial
201 S. Main Street                       loan corporation), United Space
Salt Lake City, UT                       Alliance (joint venture between
                                         Lockheed Martin and the Boeing
                                         Company) and Nuskin Asia Pacific
                                         (multilevel marketing); member of
                                         the board of various civic and
                                         charitable organizations.

Wayne E. Hedien (70)                     Director of The PMI Group Inc.
c/o Kramer Levin Naftalis & Frankel LLP  (private mortgage insurance);
Counsel to the Independent Trustees      Trustee and Vice Chairman of The
919 Third Avenue                         Field Museum of Natural History;
New York, NY                             director of various other business
                                         and charitable organizations.

Morgan Stanley Government Income Trust
TRUSTEE AND OFFICER INFORMATION continued

                                                                                                        Number of
                                                                                                      Portfolios in
                                         Position(s)  Term of Office                                  Fund Complex
       Name, Age and Address of           Held with   and Length of   Principal Occupation(s) During   Overseen by
          Independent Trustee            Registrant    Time Served*           Past 5 Years**           Trustee***
---------------------------------------  -----------  --------------  ------------------------------  -------------
Dr. Manuel H. Johnson (55)               Trustee      Since July      Senior Partner, Johnson Smick        208
c/o Johnson Smick International, Inc.                 1991            International, Inc., a
2099 Pennsylvania Avenue, N.W.                                        consulting firm; Chairman of
Suite 950                                                             the Audit Committee and
Washington, D.C.                                                      Director or Trustee of the
                                                                      Retail Funds (since July 1991)
                                                                      and the Institutional Funds
                                                                      (since July 2003); Co-
                                                                      Chairman and a founder of the
                                                                      Group of Seven Council (G7C),
                                                                      an international economic
                                                                      commission; formerly Vice
                                                                      Chairman of the Board of
                                                                      Governors of the Federal
                                                                      Reserve System and Assistant
                                                                      Secretary of the U.S.
                                                                      Treasury.


Joseph J. Kearns (62)                    Trustee      Since July      President, Kearns & Associates       209
PMB754                                                2003            LLC (investment consulting);
23852 Pacific Coast Highway                                           Deputy Chairman of the Audit
Malibu, CA                                                            Committee and Director or
                                                                      Trustee of the Retail Funds
                                                                      (since July 2003) and the
                                                                      Institutional Funds (since
                                                                      August 1994); previously
                                                                      Chairman of the Audit
                                                                      Committee of the Institutional
                                                                      Funds (October 2001-July
                                                                      2003); formerly CFO of the J.
                                                                      Paul Getty Trust.


Michael E. Nugent (68)                   Trustee      Since July      General Partner of Triumph           208
c/o Triumph Capital, L.P.                             1991            Capital, L.P., a private
445 Park Avenue                                                       investment partnership;
New York, NY                                                          Chairman of the Insurance
                                                                      Committee and Director or
                                                                      Trustee of the Retail Funds
                                                                      (since July 1991) and the
                                                                      Institutional Funds (since
                                                                      July 2001); formerly Vice
                                                                      President, Bankers Trust
                                                                      Company and BT Capital
                                                                      Corporation (1984-1988).


Fergus Reid (72)                         Trustee      Since July      Chairman of Lumelite Plastics        209
c/o Lumelite Plastics Corporation                     2003            Corporation; Chairman of the
85 Charles Colman Blvd.                                               Governance Committee and
Pawling, NY                                                           Director or Trustee of the
                                                                      Retail Funds (since July 2003)
                                                                      and the Institutional Funds
                                                                      (since June 1992).


       Name, Age and Address of
          Independent Trustee            Other Directorships Held by Trustee
---------------------------------------  -----------------------------------
Dr. Manuel H. Johnson (55)               Director of NVR, Inc. (home
c/o Johnson Smick International, Inc.    construction); Chairman and Trustee
2099 Pennsylvania Avenue, N.W.           of the Financial Accounting
Suite 950                                Foundation (oversight organization
Washington, D.C.                         of the Financial Accounting
                                         Standards Board); Director of RBS
                                         Greenwich Capital Holdings
                                         (financial holding company).

Joseph J. Kearns (62)                    Director of Electro Rent
PMB754                                   Corporation (equipment leasing),
23852 Pacific Coast Highway              The Ford Family Foundation, and the
Malibu, CA                               UCLA Foundation.

Michael E. Nugent (68)                   Director of various business
c/o Triumph Capital, L.P.                organizations.
445 Park Avenue
New York, NY

Fergus Reid (72)                         Trustee and Director of certain
c/o Lumelite Plastics Corporation        investment companies in the
85 Charles Colman Blvd.                  JPMorgan Funds complex managed by
Pawling, NY                              J.P. Morgan Investment Management
                                         Inc.

Morgan Stanley Government Income Trust
TRUSTEE AND OFFICER INFORMATION continued

Interested Trustees:

                                                                                                      Number of
                                                                                                    Portfolios in
                                       Position(s)  Term of Office                                  Fund Complex
      Name, Age and Address of          Held with   and Length of   Principal Occupation(s) During   Overseen by
         Interested Trustee            Registrant    Time Served*           Past 5 Years**           Trustee***
-------------------------------------  -----------  --------------  ------------------------------  -------------
Charles A. Fiumefreddo (71)            Chairman of  Since July      Chairman and Director or             208
c/o Morgan Stanley Trust               the Board    1991            Trustee of the Retail Funds
Harborside Financial Center,           and Trustee                  (since July 1991) and the
Plaza Two,                                                          Institutional Funds (since
Jersey City, NJ                                                     July 2003); formerly Chief
                                                                    Executive Officer of the
                                                                    Retail Funds (until September
                                                                    2002).


James F. Higgins (56)                  Trustee      Since June      Director or Trustee of the           208
c/o Morgan Stanley Trust                            2000            Retail Funds (since June 2000)
Harborside Financial Center,                                        and the Institutional Funds
Plaza Two,                                                          (since July 2003); Senior
Jersey City, NJ                                                     Advisor of Morgan Stanley
                                                                    (since August 2000); Director
                                                                    of the Distributor and Dean
                                                                    Witter Realty Inc.; previously
                                                                    President and Chief Operating
                                                                    Officer of the Private Client
                                                                    Group of Morgan Stanley (May
                                                                    1999-August 2000), and
                                                                    President and Chief Operating
                                                                    Officer of Individual
                                                                    Securities of Morgan Stanley
                                                                    (February 1997-May 1999).


      Name, Age and Address of
         Interested Trustee            Other Directorships Held by Trustee
-------------------------------------  -----------------------------------
Charles A. Fiumefreddo (71)            None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (56)                  Director of AXA Financial, Inc. and
c/o Morgan Stanley Trust               The Equitable Life Assurance
Harborside Financial Center,           Society of the United States
Plaza Two,                             (financial services).
Jersey City, NJ

---------------------

  * This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") (the "Retail Funds").
  ** The dates referenced below indicating commencement of services as Director/Trustee for the Retail Funds and the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds") reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds as applicable.
*** The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Manager and any funds that have an investment advisor that is an affiliated person of the Investment Manager (including but not limited to Morgan Stanley Investment Management Inc.).

Morgan Stanley Government Income Trust
TRUSTEE AND OFFICER INFORMATION continued

Officers:

                                                   Term of
                                 Position(s)      Office and
  Name, Age and Address of        Held with       Length of
      Executive Officer          Registrant      Time Served*          Principal Occupation(s) During Past 5 Years**
-----------------------------  ---------------  --------------  ------------------------------------------------------------
Mitchell M. Merin (51)         President        Since May 1999  President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas                                     Investment Management Inc.; President, Director and Chief
New York, NY                                                    Executive Officer of the Investment Manager and Morgan
                                                                Stanley Services; Chairman and Director of the Distributor;
                                                                Chairman and Director of the Transfer Agent; Director of
                                                                various Morgan Stanley subsidiaries; President of the
                                                                Institutional Funds (since July 2003) and President of the
                                                                Retail Funds (since May 1999); Trustee (since July 2003) and
                                                                President (since December 2002) of the Van Kampen Closed-End
                                                                Funds; Trustee (since May 1999) and President (since October
                                                                2002) of the Van Kampen Open-End Funds.

Ronald E. Robison (65)         Executive Vice   Since April     Principal Executive Officer-Office of the Funds (since
1221 Avenue of the Americas    President and    2003            November 2003); Managing Director of Morgan Stanley & Co.
New York, NY                   Principal                        Incorporated, Managing Director of Morgan Stanley; Managing
                               Executive                        Director, Chief Administrative Officer and Director of the
                               Officer                          Investment Manager and Morgan Stanley Services; Chief
                                                                Executive Officer and Director of the Transfer Agent;
                                                                Managing Director and Director of the Distributor; Executive
                                                                Vice President and Principal Executive Officer of the
                                                                Institutional Funds (since July 2003) and the Retail Funds
                                                                (since April 2003); Director of Morgan Stanley SICAV (since
                                                                May 2004); previously President and Director of the Retail
                                                                Funds (March 2001-July 2003) and Chief Global Operations
                                                                Officer and Managing Director of Morgan Stanley Investment
                                                                Management Inc.

Joseph J. McAlinden (61)       Vice President   Since July      Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                     1995            Investment Manager and Morgan Stanley Investment Management
New York, NY                                                    Inc.; Director of the Transfer Agent, Chief Investment
                                                                Officer of the Van Kampen Funds; Vice President of the
                                                                Institutional Funds (since July 2003) and the Retail Funds
                                                                (since July 1995).

Barry Fink (49)                Vice President   Since February  General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas                     1997            (since December 2000) of Morgan Stanley Investment
New York, NY                                                    Management; Managing Director (since December 2000),
                                                                Secretary (since February 1997) and Director (since July
                                                                1998) of the Investment Manager and Morgan Stanley Services;
                                                                Vice President of the Retail Funds; Assistant Secretary of
                                                                Morgan Stanley DW; Vice President of the Institutional Funds
                                                                (since July 2003); Managing Director, Secretary and Director of the Distributor; previously Secretary (February 1997-July
                                                                2003) and General Counsel (February 1997-April 2004) of the
                                                                Retail Funds; Vice President and Assistant General Counsel
                                                                of the Investment Manager and Morgan Stanley Services
                                                                (February 1997-December 2001).

Amy R. Doberman (42)           Vice President   Since July      Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                     2004            Management; Managing Director of Morgan Stanley Investment
New York, NY                                                    Management Inc. and the Investment Manager, Vice President
                                                                of the Institutional and Retail Funds (since July 2004);
                                                                previously, Managing Director and General
                                                                Counsel -- Americas, UBS Global Asset Management (July
                                                                2000-July 2004) and General Counsel, Aeltus Investment
                                                                Management, Inc. (January 1997-July 2000).

Stefanie V. Chang (37)         Vice President   Since July      Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas                     2003            Morgan Stanley Investment Management Inc. and the Investment
New York, NY                                                    Manager; Vice President of the Institutional Funds (since
                                                                December 1997) and the Retail Funds (since July 2003);
                                                                formerly practiced law with the New York law firm of Rogers
                                                                & Wells (now Clifford Chance US LLP).

Morgan Stanley Government Income Trust
TRUSTEE AND OFFICER INFORMATION continued

                                                   Term of
                                 Position(s)      Office and
  Name, Age and Address of        Held with       Length of
      Executive Officer          Registrant      Time Served*          Principal Occupation(s) During Past 5 Years**
-----------------------------  ---------------  --------------  ------------------------------------------------------------
Francis J. Smith (39)          Treasurer and    Treasurer       Executive Director of the Investment Manager and Morgan
c/o Morgan Stanley Trust       Chief Financial  since July      Stanley Services (since December 2001); previously, Vice
Harborside Financial Center,   Officer          2003 and Chief  President of the Retail Funds (September 2002-July 2003),
Plaza Two,                                      Financial       Vice President of the Investment Manager and Morgan Stanley
Jersey City, NJ                                 Officer since   Services (August 2000-November 2001) and Senior Manager at
                                                September 2002  PricewaterhouseCoopers LLP (January 1998-August 2000).

Thomas F. Caloia (58)          Vice President   Since July      Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust                        2003            Treasurer of the Investment Manager, the Distributor and
Harborside Financial Center,                                    Morgan Stanley Services; previously Treasurer of the Retail
Plaza Two,                                                      Funds (April 1989-July 2003); formerly First Vice President
Jersey City, NJ                                                 of the Investment Manager, the Distributor and Morgan
                                                                Stanley Services.

Mary E. Mullin (37)            Secretary        Since July      Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas                     2003            Morgan Stanley Investment Management Inc. and the Investment
New York, NY                                                    Manager; Secretary of the Institutional Funds (since June
                                                                1999) and the Retail Funds (since July 2003); formerly
                                                                practiced law with the New York law firms of McDermott, Will
                                                                & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

---------------------

 * This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.
** The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds as applicable.

                      (This Page Intentionally Left Blank)

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Joseph J. McAlinden
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

Investments and services offered through Morgan Stanley DW Inc., member SIPC.

(c) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Government Income Trust

Annual Report
September 30, 2004

[MORGAN STANLEY LOGO]

                                                     38532RPT-RA04-00754P-Y09/04

Item 2.  Code of Ethics.

(a) The Trust has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Trust or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) The Trust/Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

(d) Not applicable.

(e) Not applicable.

(f)

      (1) The Trust's Code of Ethics is attached hereto as Exhibit A.

      (2) Not applicable.

      (3) Not applicable.

Item 3. Audit Committee Financial Expert.

The Trust's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2004

                                                   REGISTRANT                COVERED ENTITIES(1)
AUDIT FEES........................              $         30,116                        N/A

NON-AUDIT FEES
          AUDIT-RELATED FEES......              $            452(2)          $      5,067,400(2)
          TAX FEES................              $          4,455(3)          $        545,053(4)
          ALL OTHER FEES..........              $              -             $              -
TOTAL NON-AUDIT FEES..............              $          4,907             $      5,612,453
TOTAL.............................              $         39,930             $      5,612,453

2003

                                                   REGISTRANT                COVERED ENTITIES(1)
AUDIT FEES........................              $      27,560                        N/A

NON-AUDIT FEES
          AUDIT-RELATED FEES......              $         684(2)             $      1,086,576(2)
          TAX FEES................              $       4,346(3)             $        252,500(4)
          ALL OTHER FEES..........              $           -                $              -(5)
TOTAL NON-AUDIT FEES..............              $       5,030                $      1,339,076
TOTAL.............................              $      32,590                $      1,339,076

N/A- Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.

(4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

(5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                     AS ADOPTED AND AMENDED JULY 23, 2004,(1)

      1. STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee or its delegate ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

      2. DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

      3. AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

      4. AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

      5. TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

      6. ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

      7. PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

      8. PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

      9. ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

      10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

           Morgan Stanley Retail Funds
           Morgan Stanley Investment Advisors Inc.
           Morgan Stanley & Co. Incorporated
           Morgan Stanley DW Inc.
           Morgan Stanley Investment Management Inc.
           Morgan Stanley Investment Management Limited
           Morgan Stanley Investment Management Private Limited
           Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
           Van Kampen Asset Management
           Morgan Stanley Services Company, Inc.
           Morgan Stanley Distributors Inc.
           Morgan Stanley Trust FSB

           Morgan Stanley Institutional Funds
           Morgan Stanley Investment Management Inc.
           Morgan Stanley Investment Advisors Inc.
           Morgan Stanley Investment Management Limited
           Morgan Stanley Investment Management Private Limited
           Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
           Morgan Stanley & Co. Incorporated
           Morgan Stanley Distribution, Inc.
           Morgan Stanley AIP GP LP
           Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Trust has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6.

See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Trust invests in exclusively non-voting securities and therefore this item is not applicable.

Item 8. Closed-End Fund Repurchases

                    REGISTRANT PURCHASE OF EQUITY SECURITIES

                                                                                                            (d) Maximum
                                                                                    (c) Total                Number(or
                                                                                    Number of               Approximate
                                                                                    Shares (or             Dollar Value)
                                                                                      Units)               of Shares (or
                                            (a) Total                              Purchased as           Units) that May
                                            Number of                            Part of Publicly              Yet Be
                                            Shares (or         (b) Average          Announced                Purchased
                                              Units)          Price Paid per         Plans or              Under the Plans
       Period                               Purchased         Share (or Unit)        Programs               or Programs
--------------------------------------------------------------------------------------------------------------------------
October 1, 2003 ---
October 31, 2003                             124,400.00        $    8.9134             N/A                      N/A
November 1, 2003 --
November 30, 2003                             87,000.00        $    8.9025             N/A                      N/A
December 1, 2003 --
December 31, 2003                            110,600.00        $    8.9477             N/A                      N/A
January 1, 2004 ---
January 31, 2004                              94,900.00        $    9.1135             N/A                      N/A
February 1, 2004 ---
February 28, 2004                             86,000.00        $    9.1471             N/A                      N/A
March 1, 2004 ---
March 31, 2004                               111,200.00        $    9.1692             N/A                      N/A
April 1, 2004 ---
April 30, 2004                               118,700.00        $    8.8690             N/A                      N/A
May 1, 2004 ---
May 31, 2004                                 121,500.00        $    8.6860             N/A                      N/A
June 1, 2004 ---
June 30, 2004                                110,500.00        $    8.6550             N/A                      N/A
July 1, 2004 ---
July 31, 2004                                 88,000.00        $    8.7956             N/A                      N/A
August 1, 2004 ---
August 31, 2004                               76,000.00        $    8.8553             N/A                      N/A
September 1, 2004 -
September 30, 2004                            73,800.00        $    8.9439             N/A                      N/A
--------------------------------------------------------------------------------------------------------------------------
Total                                      1,202,600.00        $    8.9165             N/A                      N/A
--------------------------------------------------------------------------------------------------------------------------

Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 10 - Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Government Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 19, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 19, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2004

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Government Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 3, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 3, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 3, 2005